Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement
27.	Fair Value Measurement

The Company applies ASC topic 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 – Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Company measures cash equivalents, fixed rate time deposits and the contingent consideration for the acquisition of the Managed Network Entities and Gehua (Note 4(b)) at fair value. Fixed rate time deposits are classified as held-to-maturity securities and stated at the amortized cost. Cash equivalents and fixed rate time deposits are classified within Level 1 or Level 2 because they are valued using a quoted market prices or alternative pricing sources and model utilizing market direct or indirect observable inputs, such as the risk-free interest rate. The contingent consideration for the acquisition of the Managed Network Entities and Gehua is classified within Level 3. The contingent consideration is based on the achievement by Managed Network Entities of certain revenue and net profit targets in accordance with the sales and purchase agreement for the various periods, as well as other non-financial measures. The revenue and net profit targets were calculated based on the discounted cash flows (“DCF”) model. The DCF model involves applying appropriate discount rates to estimated cash flow forecasts that are based on forecasts of revenue and costs. Estimation of future cash flows requires us to make complex and subjective judgments regarding the Managed Network Entities’ and Gehua’s projected financial and operating results, unique business risks, limited operating history and future prospects. The Managed Network Entities’ and Gehua’s revenue forecasts were based on expected annual growth rates which were derived from a combination of our historical experience and industry trends.

Assets / liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2011 using:
	Quoted prices in active markets for identical assets (Level 1) RMB’000	Significant other observable inputs (Level 2) RMB’000	Unobservable inputs (Level 3) RMB’000	Fair value at December 31, 2011 RMB’000

Cash equivalents:

- Fixed rate time deposits	5,000	—	—	5,000

Short-term investment:

- Fixed rate time deposits	895,540	—	—	895,540

	900,540	—	—	900,540

	Fair value measurement at December 31, 2011 using:
	Quoted prices in active markets for identical liabilities (Level 1) RMB’000	Significant other observable inputs (Level 2) RMB’000	Unobservable inputs (Level 3) RMB’000	Fair value at December 31, 2011 RMB’000

Amounts due to related parties:

- Contingent consideration payable in relation to the acquisition of Managed Network Entities	—	—	153,002	153,002

- Contingent consideration payable in relation to the acquisition of Gehua	—	—	61,425	61,425

	—	—	214,427	214,427

	Fair value measurement at December 31, 2010 using:
	Quoted prices in active markets for identical liabilities (Level 1) RMB’000	Significant other observable inputs (Level 2) RMB’000	Unobservable inputs (Level 3) RMB’000	Fair value at December 31, 2010 RMB’000

Amounts due to related parties:

- Contingent consideration payable in relation to the acquisition of Managed Network Entities	—	—	136,741	136,741

	—	—	136,741	136,741

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent consideration payable
RMB’000

Fair value at January 1, 2010	—
Contingent purchase consideration payable - 51% equity interests of Managed Network Entities (Note 4(b))	129,204
Changes in the fair value	7,537

Transfers in and/or out of Level 3	—

Fair value at December 31, 2010	136,741
Contingent purchase consideration payable - the remaining 49% equity interest of Managed Network Entities (Note 4 (b))	169,168
Contingent purchase consideration payable-Gehua (Note 4(b))	77,469
Changes in the fair value	63,185
Payment of cash consideration	(82,195)
Payment of stock consideration (Note 17)	(20,156)
Reclassification to equity upon resolution of contingencies (Note 4(b))	(129,785)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2011	214,427

Changes in the fair value of the contingent purchase consideration payable will be recorded in the consolidated financial statements of operations. The Company’s valuation techniques used to measure the fair value of the contingent consideration payable were derived from management’s assumptions of estimations as discussed above.